UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7734
Hallmark Equity Series Trust
(Exact name of registrant as specified in charter)
Reserve Funds 1250 Broadway 32nd Floor New York, NY		10001
(Address of principal executive offices)		(Zip code)
Edmund P. Bergan Jr. Reserve Funds 1250 Broadway 32nd Floor New York, NY 10001
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-401-5500

Date of fiscal year end:	March 31, 2006

Date of reporting period:	Quarter ended June 30, 2006

HALLMARK EQUITY SERIES TRUST - CAPITAL APPRECIATION FUND

SCHEDULE OF INVESTMENTS – JUNE 30, 2006 (Unaudited)

Shares		Value

	COMMON STOCKS – 97.9%

	AIRCRAFT ENGINES & ENGINE PARTS – 3.7%
1,450	United Technologies Corp.	$91,959

	BIOLOGICAL PRODUCTS – 2.7%
1,025	Amgen Inc.*	66,861

	BOTTLED & CANNED SOFT DRINKS & CARBONATED WATER – 4.7%
1,050	Cadbury Schweppes - Spons ADR	40,761
1,250	PepsiCo Inc.	75,050
		115,811

	CRUDE PETROLEUM AND NATURAL GAS – 2.8%
1,020	Apache Corp.	69,615

	DIVERSIFIED MANUFACTURING – 2.3%
2,025	Tyco International Ltd.	55,688

	DRAWING AND INSULATING OF NONFERROUS WIRE – 2.1%
2,125	Corning Inc.*	51,404

	ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT – 4.0%
3,000	General Electric Co.	98,880

	ELECTRONIC COMPONENTS – 3.6%
4,525	Cisco Systems, Inc.*	88,373

	FIRE,MARINE, CASUALTY INSURANCE – 7.5%
1,120	ACE Ltd.	56,661
2,150	American International Group, Inc.	126,957
		183,6-18

	FINANCIAL SERVICES – 9.7%
1,895	Bank of America Corp.	91,149
2,125	Citigroup, Inc.	102,510
655	Wells Fargo & Company	43,937
		237,596

	OIL & GAS SERVICES – 5.8%
770	Baker Hughes Inc.	63,025
2,150	BJ Services Co.	80,109
		143,134

	ORTHOPEDIC, PROSTHETIC, SURGICAL APPLIANCES AND SUPPLIES – 1.8%
795	Zimmer Holdings Inc.*	45,092

	PERFUMES, COSMETICS, OTHER TOILET PREPARATIONS – 3.0%
1,335	Procter & Gamble Co.	74,226

	PERSONAL CREDIT INSTITUTIONS – 2.4%
1,090	American Express Co.	58,010

	PETROLEUM REFINING – 6.0%
2,400	Exxon Mobil Corp.	147,240

	PHARMACEUTICAL PREPARATIONS – 6.0%
1,770	Hospira Inc.*		76,004
3,095	Pfizer, Inc.		72,640
			148,644

	HANDBAG/ PURSE – 1.0%
800	Coach, Inc.*		23,920

	RETAIL-DEPARTMENT STORES – 2.2%
1,090	Target Corp.		53,268

	RETAIL-LUMBER & OTHER BUILDING MATERIAL – 2.0%
800	Lowe’s Cos. Inc.		48,536

	RETAIL-RADIO, TV & CONSUMER ELECTRONICS STORES – 1.6%
700	Best Buy Company, Inc.		38,388

	SECURITY BROKERS & DEALERS – 2.7%
450	The Goldman Sachs Group, Inc.		67,694

	SEMICONDUCTORS AND RELATED SERVICES – 1.6%
2,025	Intel Corp.		38,374

	SERVICES- BUSINESS SERVICES – 1.7%
1,420	eBay Inc.*		41,592

	SERVICES- COMPUTER PROGRAMMING SERVICES – 3.2%
1,155	Cognizant Technology Solutions Corp. CL A*		77,812

	SERVICES-PREPACKAGED SOFTWARE – 4.8%
5,090	Microsoft Corp.		118,597

	TRUCKING & COURIER SERVICES – 3.8%
1,150	United Parcel Service, Inc. - CL B		94,679

	WHOLESALE-DRUGS, PROPRIETARIES & DRUGGIST SUNDRIES – 1.8%
790	Medco Health Solutions Inc.*		45,251

	WHOLESALE-MEDICAL, DENTAL, HOSPITAL EQUIPMENT & SUPPLIES – 1.1%
450	Johnson & Johnson		26,964

	WIRELESS EQUIPMENT – 2.3%
1,400	QUALCOMM Inc.		56,098

	Total Investments (Cost $2,362,000)	97.9%	2,407,324
	Other Assets Less Liabilities	2.1%	50,697
	Net Assets	100.0%	$2,458,021

Values of investments are shown as a percentage of net assets.

* Non-income producing security.

ADR - American Depository Receipt.

HALLMARK EQUITY SERIES TRUST - HALLMARK INFORMED INVESTORS GROWTH

SCHEDULE OF INVESTMENTS – June 30, 2006    (Unaudited)

Shares		Value

	COMMON STOCKS – 98.9%

	COMMUNICATIONS SERVICES – 3.7%
3,400	Liberty Global, Inc. - Series C*	$69,938
3,400	Liberty Global, Inc.- CL A*	73,100
		143,038

	COMPUTER PERIPHERAL EQUIPMENT – 7.4%
2,675	Jabil Circuit, Inc.*	68,480
9,850	Symbol Technologies, Inc.	106,281
2,875	Logitech International ADR*	111,493
		286,254

	DRILLING, OIL, AND GAS WELLS – 2.3%
1,525	GlobalSanteFe Corp.	88,069

	FIRE, MARINE & CASUALTY INSURANCE – 2.1%
1,625	ACE Ltd.	82,209

	GROCERIES – 0.6%
600	Dean Foods*	22,314

	HEALTHCARE-MEDICAL APPLIANCES - 1.1%
925	Varian Medical Systems*	43,799

	HEALTH SERVICES – 1.7%
1,175	Coventry Health Care, Inc.*	64,554

	HOTELS AND MOTELS – 1.9%
1,900	Marriott International, Inc. - CL A	72,428

	HOUSEHOLD AUDIO AND VIDEO EQUIPMENT – 2.9%
1,300	Harman International Industries	110,981

	INDUSTRIAL INSTRUMENTS FOR MEASUREMENT, DISPLAY AND CONTROL – 2.8%
2,275	Roper Industries, Inc.	106,356

	INDUSTRIAL GAS – 2.4%
1,450	Air Products & Chemicals, Inc.	92,684

	INTERNET INFRASTRUCTURE EQUIPMENT – 2.3%
3,450	Avocent Corp.*	90,563

	INFORMATION TECHNOLOGY - 1.7%
1,550	ChoicePoint Inc.*	64,743

	INVESTMENT ADVICE – 1.7%
2,700	Eaton Vance Corp.	67,392

	LABORATORY ANALYTICAL INSTRUMENTS – 1.7%
1,775	Thermo Electron Corp.*	64,326

	LABORATORY APPARATUS AND FURNITURE – 2.1%
1,125	Fisher Scientific International Inc.*	82,181

	MACHINERY-PUMPS – 1.7%
1,450	Graco Inc.	66,671

	MOTOR VEHICLE PARTS AND ACCESSORIES – 2.3%
1,800	ITT Industries, Inc.	89,100

	NATIONAL COMMERCIAL BANKS – 4.8%
1,350	City National Corp.	87,871
800	Commerce Bancorp, Inc.	28,536
1,525	Marshall & Ilsley Corp.	69,754
		186,161

	OIL & GAS SERVICES – 5.7%
2,625	BJ Services Co.	97,808
2,725	Smith International, Inc.	121,180
		218,988

	ORTHOPEDIC, PROSTHETIC & SURGICAL SUPPLIES – 2.1%
2,325	Respironics, Inc.*	79,561

	RADIO & TV BROADCASTING & COMMUNICATIONS EQUIPMENT - 2.5%
1,750	Rockwell Collins, Inc.	97,773

	RESTAURANTS - 0.5%
789	Cheesecake Factory Inc. (The)*	21,263

	REFUSE SYSTEMS – 4.1%
1,950	Republic Services, Inc.	78,663
1,200	Stericycle Inc.*	78,120
		156,783

	RETAIL - AUTO AND HOME SUPPLY STORES – 1.9%
2,400	O’Reilly Automotive, Inc.*	74,856

	SCHOOLS – 1.0%
875	Laureate Education, Inc.*	37,301

	SECURITY BROKERS & DEALERS – 2.6%
3,425	Jefferies Group Inc.	101,483

	SEMICONDUCTORS AND RELATED SERVICES – 3.9%
3,125	National Semiconductor Corp.	74,531
2,275	Microchip Technology Inc.	76,326
		150,857

	SERVICES-BUILDING MATERIAL WHOLESALE – 1.0%
1,762	Beacon Roofing Supply, Inc.*	38,781

	SERVICES- BUSINESS SERVICES - 3.1%
600	Getty Images, Inc.*	38,106
1,525	Ritchie Brothers Auctioneers Inc.	81,099
		119,205

	SERVICES- COMPUTER PROGRAMMING SERVICES – 2.3%
900	Micros Systems, Inc.*	39,312
750	Cognizant Technology Solutions corp. CL A*	50,528
		89,840

	SERVICES- EMPLOYMENT AGENCIES – 2.2%
2,000	Robert Half International, Inc.	84,000

	SERVICES- FINANCIAL – 1.4%
1,300	Privatebancorp Inc.	53,833

	SERVICES-HEALTHCARE - 2.0%
1,525	Davita Inc.*	75,793

	SERVICES-HOME HEALTH CARE SERVICES – 1.8%
975	Express Scripts, Inc.*	69,947

	SPECIAL INDUSTRY MACHINERY – 1.3%
625	Jacobs Engineering Group		49,775

	STATE COMMERCIAL BANKS – 3.4%
1,625	Northern Trust Corp.		89,863
1,525	Synovus Financial Corp.		40,840
			130,703

	SURETY INSURANCE – 2.4%
1,125	Ambac Financial Group, Inc.		91,238

	SURGICAL & MEDICAL INSTRUMENTS – 1.5%
775	Bard (C.R.), Inc.		56,777

	SWITCHGEAR AND SWITCHBOARD APPARATUS – 2.5%
2,772	Littelfuse, Inc.*		95,301

	TELEVISION BROADCASTING STATIONS – 2.5%
2,850	Univision Communications, Inc. – CL A*		95,475

	Total Investments
	Cost ($3,441,826)	98.9%	3,813,356
	Other Assets Less Liabilities	1.1%	41,008
	Net Assets	100.0%	$3,854,364

Value of investments are shown as a percentage of net assets.

* Non-income producing security.

ADR - American Depository Receipt

HALLMARK EQUITY SERIES - INTERNATIONAL SMALL-CAP  FUND

SCHEDULE OF INVESTMENTS – June 30, 2006 (Unaudited)

Shares		Value

	COMMON STOCKS – 91.6%

	DENMARK – 2.4%
305	Genmab A/S*	$9,831

	FINLAND – 1.2%
200	YIT Oyi	4,903

	FRANCE – 8.4%
45	Compagnie Generale de Geophysique SA*	7,762
31	Eiffage SA	2,624
80	Neopost SA	9,115
130	Orpea*	8,976
115	Zodiac SA	6,466
		34,943

	GERMANY – 8.5%
700	comdirect bank AG	6,767
110	IKB Duetsche Industriebank AG	4,023
105	K + S AG	8,468
100	Rheinmetall AG	6,970
100	Schwarz Pharma AG	8,966
		35,194

	HONG KONG – 1.5%
10,000	China Overseas Land & Investment Ltd.	6,084

	INDIA – 2.8%
270	Dr. Reddy’s Laboratories Ltd.	7,479
120	Satyam Computer Services Ltd. ADR	3,977
		11,456

	IRELAND – 0.8%
220	Anglo Irish Bank Corp. PLC	3,418

	ITALY – 5.5%
870	Azimut Holding S.p.A.	9,067
630	Geox S.p.A.	7,500
84	Tod’s S.p.A.	6,296
		22,863

	JAPAN – 18.8%
1,000	CKD Corp.	15,522
1	En-Japan Inc.	5,340
2,000	Japan Steel Works (The) Ltd.	13,704
1,000	Mitsubishi Rayon Co. Ltd.	8,145
100	Otsuka Corp.	11,274
130	Point Inc.	7,340
200	Sysmex Corp.	9,229
1,000	Tokyu Land Corp.	7,787
		78,341

	MEXICO – 1.6%
210	Grupo Aeroportuario del Pacifico SA de CV - ADR	6,689

	NETHERLANDS – 8.6%
375	ASM International N.V.*		5,845
175	Brunel International		6,310
400	Koninklijke Bam Groep N.V.		7,948
115	Koninklijke Boskalis Westminister N.V.		7,801
300	SBM Offshore N.V.		7,994
			35,898

	NORWAY – 9.7%
1,400	Fast Search & Transfer ASA*		4,454
280	Fred. Olsen Energy ASA*		12,732
420	Tandberg Television ASA*		6,968
600	TGS Nopec Geophysical Co. ASA*		10,605
700	Tomra Systems ASA		5,680
			40,439

	SINGAPORE – 4.5%
13,000	Cosco Corp Singapore Ltd.		10,354
5,500	Jurong Technologies Injustrial Corp. Ltd.		3,477
3,600	KS Energy Service Ltd.		4,642
			18,473

	SPAIN – 4.7%
520	Banco Pastor SA		6,815
210	Enagas		4,479
1,350	Tubacex, SA		8,062
			19,356

	SWEDEN – 2.0%
112	Metro International SA - CL A		1
224	Metro International SA - CL B		1
160	Modern Times Group MTG AB		8,415
			8,417

	SWITZERLAND – 8.7%
230	Kuehne & Nagel International AG		13,461
35	Nobel Biocare Holding AG		8,305
185	Phonak Holding AG		14,375
			36,141

	UNITED KINGDOM – 1.9%
280	Homeserve PLC		8,018

	Total Investments (Cost $312,121)	91.6%	380,464
	Other Assets Less Liabilities	8.4%	35,061
	Net Assets	100.0%	$415,525

Values of investments are shown as a percentage of net assets.

* Non-income producing.

ADR - American Depository Receipt.

HALLMARK EQUITY SERIES TRUST- INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS – June 30, 2006   (Unaudited)

Shares		Value

	COMMON STOCKS – 96.2%

	AUSTRALIA – 1.4%
1,665	Rinker Group LTD	$20,276

	AUSTRIA – 1.5%
375	Erste Bank der Oesterreichischen Sparkassen AG	21,098

	BRAZIL – 1.0%
205	Unibanco- Uniao de Bancos Brasileiros S.A.	13,609

	DENMARK – 2.3%
545	Genmab A/S*	17,567
245	Novo-Nordisk A/S-B	15,605
		33,172

	FINLAND – 2.1%
1,480	Nokia Corp. ADR	29,985

	FRANCE – 8.8%
175	Groupe Danone	22,232
400	Publicis Groupe	15,447
455	Technip SA	25,192
24	Vallourec SA	28,847
655	Veolia Environment	33,845
		125,563

	GERMANY – 9.6%
640	Adidas-Salomon AG	30,812
1,400	Comdirect Bank AG	13,534
975	Commerzbank AG	35,382
295	Continental AG	30,185
110	Fresenius AG	18,312
170	SAP AG Sponsered ADR	8,956
		137,181

	HONG KONG – 2.4%
2,000	Cheung Kong Holdings Ltd.	21,683
6,000	Foxconn International Holdings Ltd.*	12,786
		34,469

	INDIA – 2.3%
585	Icici Bank Ltd.	13,835
255	Infosys Technologies Ltd. ADR	19,485
		33,320

	ISRAEL – 2.7%
1,220	Teva Pharmaceutical Ind. Ltd. ADR	38,540

	ITALY – 1.6%
1,010	Saipem S.p.A.	22,976

	JAPAN – 24.3%
1,200	Aeon Credit Service Company, Ltd.	29,156
1,000	Chiyoda Corp.	20,451
700	Hoya Corp.	24,899
700	Ibiden Co., LTD.	33,648
3,000	Japan Steel Works (The) Ltd.	20,556
2,000	Kubota Corp.	18,965
1,235	Mitsubishi UFJ Financial Group, Inc. ADR	17,228
1,000	Mitsui Fudosan Company, Ltd.	21,718
200	Nitto Denko Corp.	14,246
1,500	Nomura Holdings, Inc.	28,120
70	Orix Corp.	17,099
330	Point Inc.	18,631
3	Sumitomo Mitsui Banking Corp.	31,725
400	Toyota Motor Corp.	20,941
300	Yamada Denki Co., Ltd.	30,598
		347,981

	LUXEMBOURG – 2.1%
750	Tenaris SA- ADR	30,368

	MEXICO – 1.2%
520	America Movil S.A. de C.V.		17,295

	NETHERLANDS – 1.1%
600	SBM Offshore N.V.		15,988

	NORWAY – 3.7%
1,805	Tandberg Television ASA*		29,946
2,750	Tomra Systems ASA		22,314
			52,260

	SOUTH KOREA – 4.4%
250	Hyundai Motor Corp.		21,246
240	Kookmin Bank - Sponsered ADR		19,935
35	Samsung Electronics Company, Ltd.		22,253
			63,434

	SWEDEN – 1.6%
311	Metro International A Shares		1
623	Metro International B Shares		1
445	Modern Times Group MTG AB*		23,405
			23,407

	SWITZERLAND – 9.1%
2,850	ABB Ltd. Sponsered ADR		36,936
215	Julius Baer Holding Ltd.		18,667
405	Kuehne & Nagel International AG		29,467
375	Novartis AG ADR		20,220
200	Roche Holdings AG Ltd. - Sponsered ADR		16,400
60	Syngenta AG		7,971
			129,661

	UNITED KINGDOM – 8.6%
2,325	BG Group PLC		31,034
405	GlaxoSmithKline PLC- ADR		22,599
313,923	Rolls-Royce Group PLC B Shares		586
1,445	Rolls-Royce Group PLC		11,052
1,690	Smiths Group PLC		27,819
1,250	Standard Chartered PLC		30,483
			123,573

	UNITED STATES – 4.4%
325	Encana Corporation		17,109
275	HSBC Holdigns PLC- Sponsered ADR		24,297
170	Sony Corporation - Sponsered ADR		7,487
175	Suncor Energy, Inc.		14,177
			63,070

	Total Common Stocks		1,377,226

	Total Investments
	(Cost $1,188,768)	96.2%	1,377,226
	Other Assets, Less Liabilities	3.8%	54,971

	Net Assets	100.0%	$1,432,197

Values of investments are shown as a percentage of net assets.

* Non-income producing security.

ADR - American Depository Receipt.

HALLMARK EQUITY SERIES TRUST- LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS – June 30, 2006  (Unaudited)

Shares		Value
	COMMON STOCKS – 81.3%

	AEROSPACE- 3.2%
650	The Boeing Company	$53,242

	COMPUTERS – 3.1%
655	International Business Machines Corp.	50,317

	COMPUTER MICROSYSTEMS – 3.0%
875	Apple Computer, Inc.*	49,980

	COMPUTER- PERIPHERAL – 3.2%
1,665	Hewlett-Packard Co.	52,747

	CONSTRUCTION MACHINERY & EQUIPMENT – 3.4%
750	Caterpillar Inc.	55,860

	GENERAL BUILDINGS – 3.2%
1,110	The Sherwin-Williams Co.	52,702

	HYDRAULIC PUMPS – 3.3%
810	PPG Industries, Inc.	53,460

	INDUSTRIAL GAS – 3.3%
1,075	Rohn and Haas Co.	53,879

	MANAGED CARE – 3.4%
1,030	Humana Inc.*	55,311

	MEASURING AND CONTROLLING DEVICES – 3.4%
785	Rockwell Automation, Inc.	56,528

	OIL & GAS SERVICES - 6.3%
615	Baker Hughes Inc.	50,337
710	Halliburton Co.	52,689
		103,026

	PETROLEUM REFINING – 3.5%
855	Valero Energy Corp.	56,875

	PUBLIC BUILDING AND RELATED FURNITURE – 3.0%
595	Johnson Controls, Inc.	48,921

	RAILROADS – 3.3%
1,030	Norfolk Southern Corp.	54,817

	RETAIL- APPAREL/ SHOES – 3.2%
1,460	Nordstrom, Inc.	53,290

	SECURITY BROKERS, DEALERS, FLOTATION COMPANY - 3.2%
350	The Goldman Sachs Group, Inc.	52,651

	SEMICONDUCTOR RELATED DEVICE – 3.0%
2,320	NVIDIA Corp.*	49,393

	SEMICONDUCTORS AND RELATED SERVICES - 3.1%
1,675	Texas Instruments Inc.	50,736

	SERVICES- BUSINESS SERVICES – 3.2%
1,660	R. R. Donnelley & Sons Co.	53,037

	SPECIALTY CHEMICAL MATERIALS - 3.3%
635	Monsanto Co.	53,461

	STEEL – 3.6%
850	Allegheny Technologies, Inc.	58,854

	TEXTILE-APPAREL CLOTHING – 3.4%
825	VF Corp.	56,034

	TRANSPORT- AIR FREIGHT – 3.5%
490	FedEx Corp.	57,261

	WHOLESALE- GROCERIES, GENERAL LINE - 3.2%
1,740	Sysco Corp.	53,174

Total Investments (Cost $1,309,885)	81.3%	1,335,556
Other Assets Less Liabilities	18.7%	307,724

Net Assets	100.0%	$1,643,280

Values of investments are shown as a percentage of net assets.

* Non-income producing security.

ADR - American Depository Receipt.

HALLMARK EQUITY SERIES TRUST - HALLMARK MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS – June 30, 2006     (Unaudited)

Shares		Value

	COMMON STOCKS – 98.8%

	COMMUNICATIONS SERVICES – 3.1%
12,095	Liberty Global, Inc. - Series C*	248,794
9,145	Liberty Global, Inc. - CL A*	196,618
		445,412

	COMPUTER PERIPHERAL EQUIPMENT – 6.6%
9,925	Jabil Circuit, Inc.*	254,080
34,587	Symbol Technologies, Inc.	373,194
8,125	Logitech International ADR*	315,087
		942,361

	DRILLING, OIL, AND GAS WELLS – 2.2%
5,525	GlobalSanteFe Corp.	319,069

	FIRE, MARINE & CASUALTY INSURANCE – 1.7%
4,775	ACE Ltd.	241,567

	GROCERIES – 1.7%
6,650	Dean Foods*	247,313

	HEALTH SERVICES – 1.8%
4,650	Coventry Health Care, Inc.*	255,471

	HOTELS AND MOTELS – 2.5%
9,300	Marriott International, Inc.	354,516

	HOUSEHOLD AUDIO AND VIDEO EQUIPMENT – 2.6%
4,350	Harman International Industries	371,360

	INDUSTRIAL INSTRUMENTS FOR MEASUREMENT, DISPLAY AND CONTROL– 2.6%
8,025	Roper Industries, Inc.	375,168

	INDUSTRIAL GAS – 2.5%
5,525	Air Products & Chemicals, Inc.	353,158

	INTERNET INFRASTRUCTURE EQUIPMENT – 2.5%
13,300	Avocent Corp.*	349,125

	INFORMATION TECHNOLOGY - 1.6%
5,375	ChoicePoint Inc.*	224,514

	INVESTMENT ADVICE – 1.3%
7,320	Eaton Vance Corp.	182,707

	LABORATORY ANALYTICAL INSTRUMENTS – 1.3%
5,170	Thermo Electron Corp.*	187,360

	LABORATORY APPARATUS AND FURNITURE – 2.0%
3,925	Fisher Scientific International Inc.*	286,721

	LIFE INSURANCE – 1.6%
4,925	Protective Life Corp.	229,604

	MACHINERY PUMPS – 2.5%
7,687	Graco Inc.	353,448

	MOTOR VEHICLE PARTS AND ACCESSORIES – 2.3%
6,600	ITT Industries, Inc.	326,700

	NATIONAL COMMERCIAL BANKS – 4.8%
5,000	City National Corp.	325,450
3,025	Commerce Bancorp, Inc.	107,901
5,450	Marshall & Ilsley Corp.	249,283
		682,634

	OIL & GAS SERVICES – 5.6%
9,850	BJ Services Co.	367,011
9,655	Smith International, Inc.	429,357
		796,368

	ORTHOPEDIC, PROSTHETIC, SURGICAL SUPPLIES – 1.9%
8,025	Respironics, Inc.*	274,615

	RADIO & TV BROADCASTING & COMMUNICATIONS EQUIP – 2.0%
5,000	Rockwell Collins, Inc.	279,350

	REFUSE SYSTEMS – 4.0%
4,850	Stericycle Inc.*	315,735
6,200	Republic Services, Inc.	250,108
		565,843

	RESTAURANTS - 0.6%
3,068	Cheesecake Factory Inc. (The)*	82,683

	RETAIL- AUTO AND HOME SUPPLY STORES – 1.9%
8,727	O’Reilly Automotive, Inc.*	272,195

	SCHOOLS – 1.0%
3,175	Laureate Education, Inc.*	135,350

	SECURITY BROKERS & DEALERS – 2.0%
9,550	Jefferies Group Inc.	282,967

	SEMICONDUCTORS AND RELATED SERVICES – 3.8%
11,375	National Semiconductor Corp.	271,293
8,225	Microchip Technology Inc.	275,949
		547,242

	SERVICES-BUILDING MATERIAL WHOLESALE– 1.0%
6,525	Beacon Roofing Supply, Inc.*	143,615

	SERVICES- BUSINESS SERVICES - 2.7%
1,800	Getty Images, Inc.*	114,318

5,175	Ritchie Brothers Auctioneers Inc.		275,207
			389,525

	SERVICES- COMPUTER PROGRAMMING SERVICES – 2.4%
3,325	Micros Systems, Inc.		145,236
3,000	Cognizant Technology Solutions corp. CL A*		202,110
			347,346

	SERVICES- EMPLOYMENT AGENCIES – 2.4%
8,050	Robert Half International, Inc.		338,100

	SERVICES- FINANCIAL – 1.4%
4,950	Privatebancorp Inc.		204,980

	SERVICES-HEALTHCARE - 1.7%
4,750	Davita Inc.*		236,075

	SERVICES-HOME HEALTH CARE SERVICES – 1.8%
3,575	Express Scripts, Inc.*		256,471

	SPECIAL INDUSTRY MACHINERY – 3.7%
2,325	Jacobs Engineering Group		185,163
7,350	Varian Medical Systems		348,023
			533,186

	STATE COMMERCIAL BANKS – 2.2%
5,525	Northern Trust Corp.		305,533

	SURETY INSURANCE – 2.2%
3,885	Ambac Financial Corp.		315,074

	SURGICAL & MEDICAL INSTRUMENTS – 1.6%
3,075	Bard (C.R.), Inc.		225,275

	SWITCHGEAR AND SWITCHBOARD APPARATUS– 3.2%
13,311	Littelfuse, Inc.*		457,632

	TELEVISION BROADCASTING STATIONS – 2.5%
10,581	Univision Communications, Inc. CL A*		354,464

	Total Investments Cost ($11,830,531)	98.8%	14,072,097
	Other Assets Less Liabilities	1.2%	167,065
	Net Assets	100.0%	$14,239,162

Value of investments are shown as a percentage of net assets.

* Non-income producing security.

# ADR-American Depository Receipt

HALLMARK EQUITY SERIES TRUST- SMALL-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS - JUNE 30, 2006 (Unaudited)

Shares		Value

	COMMON STOCKS - 99.9%

	BIOLOGICAL PRODUCTS - 1.6%
36,900	PDL Biopharma, Inc.*	$679,329

	CHEMICALS & ALLIED PRODUCTS - 1.4%
24,800	NuCO2, Inc.*	596,192

	COMMUNICATIONS EQUIPMENT - 1.8%
70,900	Audiocodes, Ltd.*	772,810

	CRUDE PETROLEUM AND NATURAL GAS - 7.1%
30,300	Newfield Exploration Co.*	1,482,882
34,000	XTO Energy, Inc.	1,505,180
		2,988,062

	HOSPITAL & MEDICAL SERVICE PLANS - 3.8%
53,000	HealthExtras, Inc.*	1,601,660

	INDUSTRIAL GOODS-AEROSPACE & DEFENSE PRODUCTS - 2.5%
67,750	Hexcel Corp.	1,064,353

	INDUSTRIAL INSTRUMENTS FOR MEASUREMENT,DISPLAY & CONTROL - 0.3%
10,100	Photon Dynamics, Inc.*	126,452

	INFORMATION RETURN SERVICE - 1.8%
22,100	The Geo Group, Inc.	774,605

	INSURANCE AGENTS, BROKERS & SERVICE - 2.9%
42,600	Brown & Brown, Inc.	1,244,772

	MAGNETIC AND OPTICAL RECORDING MEDIA - 2.9%
106,100	Aeroflex Inc.*	1,238,187

	OIL & GAS FIELD EXPLORATION SERVICES - 3.8%
77,550	Tesco Corp.*	1,606,836

	OPTICAL INSTRUMENTS AND LENSES - 3.0%
54,900	Orbotech, Ltd.*	1,258,857

	PHARMACEUTICAL PREPARATIONS - 2.0%
45,000	Alkermes, Inc.*	851,400

	RETAIL- APPAREL & ACCESSORY STORES - 4.2%
17,300	J. Crew Group, Inc.*	474,885
48,750	Pacific Sunwear of California, Inc.*	874,087
34,500	Quiksilver, Inc.*	420,210
		1,769,182

	RETAIL-CATALOG & MAIL ORDER HOUSES - 2.6%
41,250	Coldwater Creek, Inc.*	1,103,850

	SEMICONDUCTORS AND RELATED SERVICES - 6.7%
45,000	ATMI, Inc.*	1,107,900
58,600	Bookham, Inc.*	196,896
110,000	Mattson Technology, Inc.*	1,074,700
59,600	O2Micro International Ltd.*	458,324
		2,837,820

	SERVICES- ALLIED MOTION PICTURE PRODUCTION - 2.1%
26,800	Avid Technology, Inc.*	893,244

	SERVICES- BUSINESS SERVICES - 1.8%
68,200	Phase Forward Inc.*		785,664

	SERVICES- COMPUTER PROGRAMMING SERVICES - 2.0%
30,500	Business Objects S.A. ADR*		829,600

	SERVICES-COMMERCIAL,PHYSICAL & BIOLOGICAL RESEARCH - 3.7%
17,200	Gen-Probe Inc.*		928,456
40,000	Telik, Inc.*		660,000
			1,588,456

	SERVICES-COMPUTER PROCESSING & DATA PREPARATION - 3.3%
93,900	Trizetto Group, (The) Inc.*		1,388,781

	SERVICES-HOME HEALTH CARE SERVICES - 3.3%
42,000	Matria Healthcare, Inc.*		899,640
42,900	Option Care, Inc.		513,942
			1,413,582

	SERVICES- PHARMACEUTICAL - 3.9%
32,900	Caremark Rx, Inc.*		1,640,723

	SERVICES-PREPACKAGED SOFTWARE - 16.7%
87,110	Activision, Inc.*		991,312
85,000	BEA Systems, Inc.*		1,112,650
59,300	Bottomline Technologies (de), Inc.*		482,702
169,500	Captaris, Inc.*		788,175
12,399	Fair Isaac Corp.		450,208
81,200	MRO Software, Inc.*		1,629,684
81,000	Witness Systems, Inc.*		1,633,770
			7,088,501

	SERVICES - SPECIALIZED HEALTH SERVICES - 4.5%
36,000	Healthways, Inc.*		1,895,040

	SPECIAL INDUSTRY MACHINERY - 1.4%
51,300	Brooks Automation, Inc.*		605,340

	SURGICAL & MEDICAL INSTRUMENTS & APPARATUS - 3.4%
21,300	Orthofix Internation N.V.*		812,169
16,050	Kyphon, Inc.*		615,678
			1,427,847

	WHOLESALE-DRUGS,PROPRIETARIES & DRUGGIST SUNDRIES - 2.3%
182,071	Bioscrip, Inc.*		977,721

	WHOLESALE-MEDICAL, DENTAL,HOSPITAL EQUIPMENT & SUPPLIES - 3.1%
73,800	PSS World Medical, Inc.*		1,302,570

	Total Investments (Cost $34,238,306)	99.9%	42,351,436
	Other Assets, Less Liabilities	0.1%	28,531

	Net Assets	100.0%	$42,379,967

Values of investments are shown as a percentage of net assets.

*  Non-income producing security.

ADR - American Depository Receipt.

HALLMARK EQUITY SERIES TRUST- STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS - June 30, 2006 (Unaudited)

Shares		Value

	COMMON STOCKS - 86.6%

	AEROSPACE - 3.5%
360	The Boeing Company	$29,488

	COMPUTERS - 3.3%
365	International Business Machines Corp.	28,039

	COMPUTER MICROSYSTEMS - 3.2%
485	Apple Computer, Inc.*	27,703

	COMPUTER- PERIPHERAL - 3.4%
920	Hewlett-Packard Co.	29,146

	CONSTRUCTION MACHINERY & EQUIPMENT - 3.6%
415	Caterpillar Inc.	30,909

	GENERAL BUILDING - 3.4%
615	The Sherwin-Williams Co.	29,200

	HYDRAULIC PUMPS - 3.5%
445	PPG Industries, Inc.	29,370

	INDUSTRIAL GAS - 3.5%
595	Rohm and Haas Co.	29,821

	MANAGED CARE - 3.6%
570	Humana Inc.*	30,609

	MEASURING AND CONTROLLING DEVICES - 3.7%
435	Rockwell Automation, Inc.	31,324

	OIL & GAS SERVICES - 6.7%
340	Baker Hughes Inc.	27,829
390	Halliburton Co.	28,942
		56,771

	PETROLEUM REFINING - 3.7%
475	Valero Energy Corp.	31,597

	PUBLIC BUILDING AND RELATED FURNITURE - 3.2%
330	Johnson Controls, Inc.	27,133

	RAILROADS - 3.6%
570	Norfolk Southern Corp.	30,335

	RETAIL- APPAREL/ SHOES - 3.4%
805	Nordstrom, Inc.	29,382

	SECURITY BROKERS, DEALERS, FLOTATION COMPANY - 3.4%
190	The Goldman Sachs Group, Inc.	28,582

	SEMICONDUCTOR RELATED DEVICE - 3.2%
1,280	NVIDIA Corp.	27,251

	SEMICONDUCTORS AND RELATED SERVICES - 3.3%
925	Texas Instruments Inc.	28,018

	SERVICES- BUSINESS SERVICES - 3.4%
920	R. R. Donnelley & Sons Co.	29,394

	SPECIALTY CHEMICAL MATERIALS - 3.5%
350	Monsanto Co.	29,467

	STEEL - 3.8%
470	Allegheny Technologies, Inc.	32,543

	TEXTILE- APPAREL CLOTHING - 3.6%
455	VF Corp.	30,904

	TRANSPORT- AIR FREIGHT - 3.7%
270	FedEx Corp.	31,552

	WHOLESALE- GROCERIES, GENERAL LINE - 3.4%
960	Sysco Corp.	29,338

Total Investments (Cost $723,692)	86.6%	737,876
Other Assets Less Liabilities	13.4%	114,054

Net Assets	100.0%	$851,930

Values of investments are shown as a percentage of net assets.

* Non-income producing security.

ADR - American Depository Receipt.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Hallmark Equity Series Trust

By (Signature and Title)*	/s/ Bruce R. Bent II	/s/ Arthur T. Bent III
	Bruce R. Bent II	Arthur T. Bent III
	Co-Chief Executive Officer	Co-Chief Executive Officer

Date        August 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce R. Bent II	/s/ Arthur T. Bent III
	Bruce R. Bent II	Arthur T. Bent III
	Co-Chief Executive Officer	Co-Chief Executive Officer

By (Signature and Title)*	/s/ Patrick Farrell
Patrick Farrell
Chief Financial Officer

Date        August 30, 2006

*  Print the name and title of each signing officer under his or her signature.